Organization and Principal Activities (Details) - Schedule of Subsidiaries	12 Months Ended
Jun. 30, 2024
Helport Limited (“Helport”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jun. 05, 2023
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership	100.00%
Principal activities	Holding company
Helport Group Limited (“Helport BVI”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Nov. 14, 2023
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership	100.00%
Principal activities	Holding company
Helport Pte. Ltd. (“Helport Singapore”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 27, 2020
Place of incorporation	Singapore
Percentage of direct or indirect ownership	100.00%
Principal activities	Development of software and applications
Helport AI Inc. (“Helport AI”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 15, 2023
Place of incorporation	United States
Percentage of direct or indirect ownership	100.00%
Principal activities	Development of software and applications